Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Schedule of operating segments

	For the Year Ended
	March 31, 2020	March 31, 2019	March 31, 2018
Revenue from Online Education Service
Revenue from B2B2C Service	$4,685,132	$3,540,536	$4,467,605
Revenue from B2C Service	685,568	645,060	554,480
Revenue from Technological Development and Operation Service	266,670	1,172,427	945,811
Total	$5,637,370	$5,358,023	$5,967,896

Schedule of revenue from business operation

	For the Year Ended March 31, 2020
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$5,370,700	$266,670	$5,637,370
Cost of revenue and related tax	3,020,735	366,230	3,386,965
Gross profit	$2,349,965	$(99,560)	$2,250,405
Depreciation and amortization	$156,111	$8,831	$164,942
Total capital expenditures	$73,564	$1,477	$75,041
	For the Year Ended March 31, 2019
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$4,185,596	$1,172,427	$5,358,023
Cost of revenue and related tax	2,418,522	435,857	2,854,379
Gross profit	$1,767,074	$736,570	$2,503,644
Depreciation and amortization	$123,293	$7,731	$131,024
Total capital expenditures	$336,267	$14,017	$350,284

	For the Year Ended March 31, 2018
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$5,022,085	$945,811	$5,967,896
Cost of revenue and related tax	1,811,117	418,379	2,229,496
Gross profit	$3,210,968	$527,432	$3,738,400
Depreciation and amortization	$101,679	$20,255	$121,934
Total capital expenditures	$546,131	$7,399	$553,530

Schedule of total assets
	As of March 31, 2020	As of March 31, 2019
Total assets:
Online Education Service	$12,353,413	$7,796,930
Technological Development and Operation Service	211,866	685,724
Total Assets	$12,565,279	$8,482,654